ING INVESTORS TRUST

ING DFA Global Allocation Portfolio

ING DFA World Equity Portfolio

(the “DFA Portfolios”)

ING Oppenheimer Active Allocation Portfolio

(the “Oppenheimer Active Allocation Portfolio”)

ING PARTNERS, INC.

ING Solution Aggressive Growth Portfolio	ING Solution 2025 Portfolio
ING Solution Conservative Portfolio	ING Solution 2030 Portfolio
ING Solution Growth Portfolio	ING Solution 2035 Portfolio
ING Solution Income Portfolio	ING Solution 2040 Portfolio
ING Solution Moderate Portfolio	ING Solution 2045 Portfolio
ING Solution 2015 Portfolio	ING Solution 2050 Portfolio
ING Solution 2020 Portfolio	ING Solution 2055 Portfolio

(the “Solution Portfolios”)

ING STRATEGIC PORTFOLIOS, INC.

ING Strategic Allocation Conservative Portfolio

ING Strategic Allocation Growth Portfolio

ING Strategic Allocation Moderate Portfolio

(the “Strategic Allocation Portfolios”)

Supplement dated August 3, 2012

to the above referenced Portfolios’

Statements of Additional Information

(each an “SAI” and collectively “SAIs”)

each dated April 30, 2012

The Boards of Directors and Trustees of the above referenced Portfolios approved revisions to the Portfolios’ disclosure policy with respect to their portfolio holdings.  Effective immediately, the Portfolios’ SAIs are revised as follows:

DFA Portfolios and Oppenheimer Active Allocation Portfolio

The second and third paragraphs of the section entitled “Disclosure of the Portfolios’ Portfolio Securities” of the Portfolios’ SAI are hereby deleted and replaced with the following:

In addition, each Portfolio (except ING DFA Global Allocation Portfolio, ING DFA World Equity Portfolio, and ING Oppenheimer Active Allocation Portfolio) posts its portfolio holdings schedule on ING’s website on a month-end basis, and makes it available 10 calendar days following the end of the previous calendar month or as soon thereafter as practicable.  Each Portfolio may also post its complete or partial holdings on its website as of a specified date. The portfolio holdings schedule is as of the last day of the previous calendar month or (i.e., each Portfolio will post its month-end June 30 holdings on July 11).

ING DFA Global Allocation Portfolio, ING DFA World Equity Portfolio, and ING Oppenheimer Active Allocation Portfolio post their portfolio holdings schedule on ING’s website on a month-end basis and make it available 30 calendar days following the end of the previous calendar month or as soon thereafter as practicable.  Each Portfolio may also post its complete or partial portfolio holdings on its website as of a specified date. The portfolio holdings schedule is as of the last day of the previous calendar month (i.e., each Portfolio will post its month-end June 30 holdings on August 1).

A Portfolio may also file information on portfolio holdings with the SEC or other regulatory authority as required by applicable law.

Each Portfolio (except ING DFA Global Allocation Portfolio, ING DFA World Equity Portfolio, and ING Oppenheimer Active Allocation Portfolio) also compiles a list composed of its ten largest holdings (“Top Ten”).  This information is produced monthly, and is made available on ING’s website, on the tenth day of each month.  The Top Ten holdings information is as of the last day of the previous month or as soon thereafter as practicable.

Solution Portfolios

1.                                       The second paragraph of the section entitled “Disclosure of the Portfolios’ Portfolio Securities” of the Portfolios’ SAI is deleted and replaced with the following:

In addition, each Portfolio post its portfolio holdings schedule on ING’s website on a month-end basis and make it available 30 calendar days following the end of the previous calendar month or as soon thereafter as practicable.  Each Portfolio may also post its complete or partial portfolio holdings on its website as of a specified date. The portfolio holdings schedule is as of the last day of the previous calendar month (i.e., each Portfolio will post its month-end June 30 holdings on August 1).

2.                                       The third paragraph of the section entitled “Disclosure of the Portfolios’ Portfolio Securities of the Portfolios’ SAI is hereby deleted in its entirety.

Strategic Allocation Portfolios

1.                                       The second paragraph of the section entitled “Disclosure of the Portfolios’ Portfolio Securities” of the Portfolios’ SAI is deleted and replaced with the following:

In addition, each Portfolio post its portfolio holdings schedule on ING’s website on a month-end basis and make it available 30 calendar days following the end of the previous calendar month or as soon thereafter as practicable.  Each Portfolio may also post its complete or partial portfolio holdings on its website as of a specified date. The portfolio holdings schedule is as of the last day of the previous calendar month (i.e., each Portfolio will post its month-end June 30 holdings on August 1).

2.                                       The third paragraph of the section entitled “Disclosure of the Portfolios’ Portfolio Securities of the Portfolios’ SAI is hereby deleted in its entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE